General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expense [Abstract]
Summary of General and Administrative Expense	General and administrative expenses for the years ended December 31, 2019, December 31, 2020 and December 31, 2021 were as follows:

	December 31,
	2019	2020	2021
Management fees – related parties	$18,050	$18,884	$19,221
Professional fees (legal and accounting)	720	832	854
Directors fees and expenses	468	644	759
Listing fees and expenses	97	93	101
Miscellaneous	1,304	1,049	1,563
Total	$20,639	$21,502	$22,498